(Segment Financial Information) (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales		$ 1,455,504	$ 2,318,730
Operating income		78,627	255,993
Other income (expense), net		(20,413)	(21,588)
Income before income taxes		58,214	234,405
Depreciation and amortization		52,651	49,926
Capital expenditures		79,029	53,195
Total assets		5,753,762	5,684,522		$ 5,833,393
Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues		(686,849)	(1,387,190)	[1]
Operating income	[2]	76,357	260,138	[1]
Depreciation and amortization		38,694	37,597	[1]
Capital expenditures		70,072	22,482	[1]
Total assets		4,231,903	4,205,137	[1]
Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues		(450,078)	(502,393)
Operating income	[2]	3,865	1,940
Depreciation and amortization		5,680	5,332
Capital expenditures		2,074	3,316
Total assets		443,112	440,842
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income		(23,033)	(23,646)
Depreciation and amortization		1,133	1,105
Capital expenditures		642	1,401
Total assets		630,529	543,515
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues		(318,577)	(429,147)	[1]
Operating income		21,438	17,561	[1]
Depreciation and amortization		7,144	5,892	[1]
Capital expenditures		6,241	25,996	[1]
Total assets		448,218	495,028	[1]
Intersegment Eliminations [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues		(590,119)	(700,023)	[1]
Intersegment Eliminations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues		(1,549)	(2,704)
Intersegment Eliminations [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues		(149,462)	(178,249)	[1]
Operating Segments [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues		(1,276,968)	(2,087,213)	[1]
Operating Segments [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues		(451,627)	(505,097)
Operating Segments [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues		$ (468,039)	$ (607,396)	[1]

[1]	WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three months ended March 31, 2015. Refining operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.
[2]	The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $5.3 million in net realized and unrealized economic hedging gains and $2.5 million in net realized and unrealized economic hedging losses for the three months ended March 31, 2016 and 2015, respectively.